Accounts Receivable - net	12 Months Ended
Dec. 31, 2011
Accounts Receivable - net
Accounts Receivable - net

4.                                      Accounts Receivable - net

	December 31,	December 31,
	2011	2010
Trade receivables (note 9)	$20,779,992	$26,208,393
Allowance for doubtful accounts	(3,927,914)	(4,212,922)
	$16,852,078	$21,995,471
Other receivables	982,329	374,825
Total accounts receivable	$17,834,407	$22,370,296

Accounts receivable with a carrying value of $5.5 million (RMB 35 million) were pledged as collateral for a bank loan (note 9).

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company determines the allowance based on known troubled accounts, historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay. The Company records its allowance for doubtful accounts based upon its assessment of various factors. As of December 31, 2011, the Company provided 100% allowance for accounts aged more than two years, approximately 55% allowance for accounts receivable aged between one year and two years, and approximately 6% allowance for accounts receivable aged less than one year.

The Company’s maximum exposure to credit risk at the balance sheet date relating to trade receivables is summarized as follows:

	December 31,	December 31,
	2011	2010
Aging within one year, net of allowance for doubtful accounts	$16,025,464	$19,745,688

Aging greater than one year, net of allowance for doubtful accounts	826,614	2,249,783
Total trade receivables	$16,852,078	$21,995,471